Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Components Of Deferred Tax Assets And Liabilities [Abstract]
Provision for doubtful receivables	$ 1,797	10,877	1,655
Fixed assets depreciation	4,755	28,785	13,367
Net operating loss carry-forward	95,968	580,963	333,397
Accrued expenses, payroll and others	79,199	479,446	214,211
Deferred tax assets	181,719	1,100,071	562,630
Valuation allowance	(118,157)	(715,287)	(349,012)
Deferred tax assets, net	63,562	384,784	213,618
Long-lived assets arising from acquisitions	102,342	619,550	289,482
Withholding tax on PRC subsidiaries' undistributed earnings	95,928	580,720	0
Deferred tax liabilities	$ 198,270	1,200,270	289,482